Related party transactions	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions

29. Related party transactions

Key management personnel comprise executive and non-executive directors and members of the Executive Committee. Compensation of key management personnel is disclosed in note 5.

Amounts paid to the group’s retirement benefit plans are set out in note 20.